Restructuring Charges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial Restructuring [Line Items]
Employee severance pay and related costs	$ 3,109	$ 2,099	$ 2,901
Non-cancelable lease, contract termination, and other charges	232	228	652
Other non-cash charges	282	1,181	526
Total restructuring charges	3,623	3,508	4,079
2012/13 Restructuring
Financial Restructuring [Line Items]
Employee severance pay and related costs			1,007
Non-cancelable lease, contract termination, and other charges	232	228	652
Total restructuring charges	232	228	1,659
2013/14 Restructuring
Financial Restructuring [Line Items]
Employee severance pay and related costs		402	1,894
Other non-cash charges		1,181	526
Total restructuring charges		1,583	$ 2,420
Australia Restructuring
Financial Restructuring [Line Items]
Employee severance pay and related costs		277
Total restructuring charges		277
2014 Restructuring
Financial Restructuring [Line Items]
Employee severance pay and related costs	107	1,420
Total restructuring charges	107	$ 1,420
2015 Restructuring
Financial Restructuring [Line Items]
Employee severance pay and related costs	3,002
Other non-cash charges	282
Total restructuring charges	$ 3,284